                    Supplement dated October 11, 2001 to the
            Prospectus for the Pacific Select Fund dated May 1, 2001

Effective December 1, 2001:
                               ------------------------------------------------
The Aggressive Equity           Putnam Investment Management, LLC ("Putnam")
Portfolio & the Equity          will be the portfolio manager for the
Portfolio will have a new       Aggressive Equity Portfolio and Equity
portfolio manager               Portfolio.

                                Putnam is one of the oldest and largest money management firms in the U.S. Putnam is an indirect subsidiary of Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management. As of September 30, 2001, Putnam and its affiliates managed $286 billion in assets.

                               ------------------------------------------------
The Aggressive Equity           The Putnam portfolio management team will
Portfolio's strategy will       consider, among other factors, a company's
change                          valuation, financial strength, competitive
                                position in its industry, projected future earnings, cash flows and dividends when making investment decisions.

                                The Aggressive Equity Portfolio may also engage in a variety of transactions involving derivatives such as futures, swaps, options and warrants. Derivatives may be used as a substitute for securities, to try to increase returns or for hedging purposes. The manager may also use derivatives to hedge against changes in currency exchange rates.

                               ------------------------------------------------
The Equity Portfolio's          The Putnam portfolio management team will
strategy will change            consider, among other factors, a company's
                                financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when making investment decisions.

Effective January 1, 2002:
                               ------------------------------------------------
The Equity Income Portfolio     The Equity Income Portfolio managed by J.P.
will change its name            Morgan Investment Management Inc. will change
                                its name to the Large-Cap Core Portfolio.

                               ------------------------------------------------
The Advisory fee changes        The I-Net Tollkeeper Portfolio's advisory fee
for the I-Net Tollkeeper        will be reduced from the annual rate of 1.50%
Portfolio                       of average daily net assets to 1.40%.

Form No. 15-23742-00
FSUP1001
85-23743-00

                   Supplement dated October 11, 2001 to the
 Statement of Additional Information for the Pacific Select Fund dated May 1,
                                     2001

  This supplement revises the Fund's Statement of Additional Information to reflect the following:

Effective October   , 2001 under ADDITIONAL INVESTMENT POLICIES OF THE
PORTFOLIOS, the following changes are made:

  The following subsections are amended as follows:

Mid-Cap Value Portfolio

  The third paragraph is amended by deleting:

  "although it currently intends to limit its investments in REITs to no more than 5% of its assets" from the last sentence.

Large-Cap Value Portfolio

  The second paragraph is amended to allow the portfolio to sell (write) put and call options:

  (a) by inserting "and write" after "purchase" in the first sentence; and

  (b) by inserting "purchase and write" before "options thereon;" in the first sentence; and

  (c) by inserting "purchase and write" before "options on currencies;" in the first sentence.

Under INVESTMENT RESTRICTIONS, the following change is made:

  Under the subsection Nonfundamental Investment Restrictions:

  Restriction (ii) is amended by inserting "and Large-Cap Value", after Global Growth.

Under ORGANIZATION AND MANAGEMENT OF THE FUND, the following change is made:

  Under the subsection Portfolio Management Agreements, the third, fourth and fifth sentences of the first paragraph under the fee schedule for the Strategic Value, Growth LT and Focused 30 Portfolios is replaced with the following:

  Stilwell Financial, Inc. ("Stilwell") owns approximately 91.6% of the outstanding voting stock of Janus. Upon the completion of a pending stock sale transaction, Stilwell will own approximately 97.8% of Janus' outstanding voting stock. This transaction is expected to close during the fourth quarter of 2001.

Effective December 1, 2001, under ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made:

Under the subsection Portfolio Management Agreements, the following disclosure shall replace the disclosure with respect to the Aggressive Equity Portfolio and the Equity Portfolio:

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Putnam Investment Management LLC ("Putnam Management"), One Post Office Square, Boston, MA 02109, which became effective December 1, 2001, Putnam Management became the Portfolio Manager and provides investment advisory services to the Aggressive Equity Portfolio and Equity Portfolio. For the services provided, Pacific Life pays a monthly fee to Putnam Management according to the following fee schedules:

                          Aggressive Equity Portfolio

             Rate (%)                                    Break Point (assets)
             --------                                    ---------------------
               .60%                                      On first $100 million
               .45%                                      On next $ 400 million
               .40%                                      On excess

                               Equity Portfolio

             Rate (%)                                    Break Point (assets)
             --------                                    ---------------------
               .35%                                      On first $100 million
               .30%                                      On next $ 100 million
               .25%                                      On next $ 800 million
               .20%                                      On excess

  Putnam Management is a subsidiary of Putnam Investments, LLC, a wholly-owned subsidiary of Putnam Investment Trust. Putnam Investment Trust is a holding company which in turn is, except for a minority stake owned by employees, owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Effective January 1, 2002 the following changes are made:

  The "Equity Income Portfolio" will be renamed the "Large-Cap Core Portfolio". Accordingly, as of that date, all references in the Statement of Additional Information to the "Equity Income Portfolio" shall become references to the "Large-Cap Core Portfolio".

Under ORGANIZATION AND MANAGEMENT OF THE FUND--Investment Adviser:

  The seventh paragraph is amended:

  (a) by changing the fourth sentence from the end of the paragraph to: "For the I-Net Tollkeeper Portfolio, the Fund pays 1.40% of the average daily net assets of the Portfolio"

Under the subsection Portfolio Management Agreements:

  The fee schedule for the I-Net Tollkeeper Portfolio is replaced with the following fee schedule:

                          I-Net Tollkeeper Portfolio

             Rate (%)                                    Break Point (assets)
             --------                                    ---------------------
               .85%                                      On first $500 million
               .75%                                      On next $ 500 million
               .70%                                      On excess


Form No. 15-23705-00
2059-1A
85-23706-00

                    Supplement dated October 11, 2001 to the
            Prospectus for the Pacific Select Fund dated May 1, 2001

Effective December 1, 2001:
                               ------------------------------------------------
The Aggressive Equity           Putnam Investment Management, LLC ("Putnam")
Portfolio will have a new       will be the portfolio manager for the
portfolio manager               Aggressive Equity Portfolio.

                                Putnam is one of the oldest and largest money management firms in the U.S. Putnam is an indirect subsidiary of Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management. As of September 30, 2001, Putnam and its affiliates managed $286 billion in assets.

                               ------------------------------------------------
The Aggressive Equity           The Putnam portfolio management team will
Portfolio's strategy will       consider, among other factors, a company's
change                          valuation, financial strength, competitive
                                position in its industry, projected future earnings, cash flows and dividends when making investment decisions.

                                The Aggressive Equity Portfolio may also engage in a variety of transactions involving derivatives such as futures, swaps, options and warrants. Derivatives may be used as a substitute for securities, to try to increase returns or for hedging purposes. The manager may also use derivatives to hedge against changes in currency exchange rates.

Effective January 1, 2002:
                               ------------------------------------------------
The Equity Income Portfolio     The Equity Income Portfolio managed by J.P.
will change its name            Morgan Investment Management Inc. will change
                                its name to the Large-Cap Core Portfolio.

                               ------------------------------------------------
The Advisory fee changes        The I-Net Tollkeeper Portfolio's advisory fee
for the I-Net Tollkeeper        will be reduced from the annual rate of 1.50%
Portfolio                       of average daily net assets to 1.40%.



Form No.

                   Supplement dated October 11, 2001 to the
 Statement of Additional Information for the Pacific Select Fund dated May 1,
                                     2001

  This supplement revises the Fund's Statement of Additional Information to reflect the following:

Effective October   , 2001 under ADDITIONAL INVESTMENT POLICIES OF THE
PORTFOLIOS, the following changes are made:

  The following subsections are amended as follows:

Mid-Cap Value Portfolio

  The third paragraph is amended by deleting:

  "although it currently intends to limit its investments in REITs to no more than 5% of its assets" from the last sentence.

Large-Cap Value Portfolio

  The second paragraph is amended to allow the portfolio to sell (write) put and call options:

  (a) by inserting "and write" after "purchase" in the first sentence; and

  (b) by inserting "purchase and write" before "options thereon;" in the first sentence; and

  (c) by inserting "purchase and write" before "options on currencies;" in the first sentence.

Under INVESTMENT RESTRICTIONS, the following change is made:

  Under the subsection Nonfundamental Investment Restrictions:

  Restriction (ii) is amended by inserting "and Large-Cap Value", after Global Growth.

Under ORGANIZATION AND MANAGEMENT OF THE FUND, the following change is made:

  Under the subsection Portfolio Management Agreements, the third, fourth and fifth sentences of the first paragraph under the fee schedule for the Strategic Value, Growth LT and Focused 30 Portfolios is replaced with the following:

  Stilwell Financial, Inc. ("Stilwell") owns approximately 91.6% of the outstanding voting stock of Janus. Upon the completion of a pending stock sale transaction, Stilwell will own approximately 97.8% of Janus' outstanding voting stock. This transaction is expected to close during the fourth quarter of 2001.

Effective December 1, 2001, under ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made:

Under the subsection Portfolio Management Agreements, the following disclosure shall replace the disclosure with respect to the Aggressive Equity Portfolio:

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Putnam Investment Management LLC ("Putnam"), One Post Office Square, Boston, MA 02109, which became effective December 1, 2001, Putnam became the Portfolio Manager and provides investment advisory services to the Aggressive Equity Portfolio. For the services provided, Pacific Life pays a monthly fee to Putnam according to the following fee schedules:

                          Aggressive Equity Portfolio

             Rate (%)                                    Break Point (assets)
             --------                                    ---------------------
               .60%                                      On first $100 million
               .45%                                      On next $400 million
               .40%                                      On excess

  Putnam is a subsidiary of Putnam Investments, LLC, a wholly-owned subsidiary of Putnam Investment Trust. Putnam Investment Trust is a holding company which in turn is, except for a minority stake owned by employees, owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Effective January 1, 2002 the following changes are made:

  The "Equity Income Portfolio" will be renamed the "Large-Cap Core Portfolio". Accordingly, as of that date, all references in the Statement of Additional Information to the "Equity Income Portfolio" shall become references to the "Large-Cap Core Portfolio".

Under ORGANIZATION AND MANAGEMENT OF THE FUND--Investment Adviser:

  The seventh paragraph is amended:

  (a) by changing the fourth sentence from the end of the paragraph to: "For the I-Net Tollkeeper Portfolio, the Fund pays 1.40% of the average daily net assets of the Portfolio"

Under the subsection Portfolio Management Agreements:

  The fee schedule for the I-Net Tollkeeper Portfolio is replaced with the following fee schedule:

                          I-Net Tollkeeper Portfolio

             Rate (%)                                    Break Point (assets)
             --------                                    ---------------------
               .85%                                      On first $500 million
               .75%                                      On next $500 million
               .70%                                      On excess


Form No.